Cover	May 31, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.02 of the Current Report on Form 8-K filed on September 15, 2016 (the “Original Form 8-K”) solely to correct a typographical error. As previously furnished, the Original Form 8-K reflected an incorrect date of Mr. Hsu’s resignation as May 31, 2025 instead of May 31, 2026, which has been corrected in this Amendment No. 1. No other changes have been made to the Original Form 8-K.
Document Period End Date	May 31, 2026
Entity File Number	000-55925
Entity Registrant Name	AERKOMM INC.
Entity Central Index Key	0001590496
Entity Tax Identification Number	46-3424568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	44043 Fremont Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	877
Local Phone Number	742-3094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false